REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING
FIRM

To the Shareholders and Board of Trustees of Bow River Capital Evergreen Fund

In planning and performing our
audit of the consolidated financial
statements of Bow River Capital
Evergreen Fund (the Fund) as of
and for the year ended March 31,
2025, in accordance with the
standards of the Public Company
Accounting Oversight Board
(United States) (PCAOB), we
considered the Funds internal
control over financial reporting,
including controls over
safeguarding securities, as a basis
for designing our auditing
procedures for the purpose of
expressing our opinion on the
financial statements and to
comply with the requirements of
Form N?CEN, but not for the
purpose of expressing an opinion
on the effectiveness of the Funds
internal control over financial
reporting. Accordingly, we express
no such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal
control over financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits and
related costs of controls. A funds
internal control over financial
reporting is a process designed to
provide reasonable assurance
regarding the reliability of financial
reporting and the preparation of
financial statements for external
purposes in accordance with
generally accepted accounting
principles (GAAP). A funds
internal control over financial
reporting includes those policies
and procedures that (1) pertain to
the maintenance of records that,
in reasonable detail, accurately
and fairly reflect the transactions
and dispositions of the assets of
the fund (2) provide reasonable
assurance that transactions are
recorded as necessary to permit
preparation of financial
statements in accordance with
GAAP, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management
and trustees of the fund and (3)
provide reasonable assurance
regarding prevention or timely
detection of unauthorized
acquisition, use or disposition of a
funds assets that could have a
material effect on the financial
statements.

Because of its inherent limitations,
internal control over financial
reporting may not prevent or
detect misstatements. Also,
projections of any evaluation of
effectiveness to future periods are
subject to the risk that controls
may become inadequate because
of changes in conditions, or that
the degree of compliance with the
policies or procedures may
deteriorate.
A deficiency in internal control
over financial reporting exists
when the design or operation of a
control does not allow
management or employees, in the
normal course of performing their
assigned functions, to prevent or
detect misstatements on a timely
basis. A material weakness is a
deficiency, or combination of
deficiencies, in internal control
over financial reporting, such that
there is a reasonable possibility
that a material misstatement of
the Funds annual or interim
financial statements will not be
prevented or detected on a timely
basis.

Our consideration of the Funds
internal control over financial
reporting was for the limited
purpose described in the first
paragraph and would not
necessarily disclose all deficiencies
in internal control that might be
material weaknesses under
standards established by the
PCAOB. However, we noted the
following deficiency in the Funds
internal control over financial
reporting and its operation,
including controls over
safeguarding securities, that we
consider to be a material
weakness as defined above as of
March 31, 2025.

The Funds controls surrounding
the assessment of gross income
were not performed at an
appropriate level of precision to
adequately assess its ability to
meet the gross income test
requirements under Subchapter M
of the Internal Revenue Code.
Management is developing a plan
to remediate the material
weakness. We have not
performed any procedures to
assess the effectiveness of the
control enhancements to be
implemented, including the plans
sufficiency in addressing the
material weakness described
above.

This report is intended solely for
the information and use of management
and the Board of Trustees of the Fund
and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ COHEN & COMPANY, LTD.
Cleveland, Ohio
May 30, 2025